UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Strategic Real
Return Fund

June 30, 2012

1.833432.106

RRS-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 2.6%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 109,375
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc. 5% 5/15/15		400,000	394,500
CapLease, Inc. 7.5% 10/1/27 (e)		1,042,000	1,044,605
			1,439,105
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (c)(e)		360,000	7,200
TOTAL FINANCIALS			1,446,305
TOTAL CONVERTIBLE BONDS			1,555,680
Nonconvertible Bonds - 2.5%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/26 (e)		606,654	651,130
Household Durables - 0.6%
D.R. Horton, Inc. 6.5% 4/15/16		189,000	204,593
KB Home:
5.875% 1/15/15		284,000	278,320
6.25% 6/15/15		966,000	956,340
7.25% 6/15/18		470,000	460,600
8% 3/15/20		140,000	141,400
9.1% 9/15/17		550,000	574,750
Lennar Corp.:
5.5% 9/1/14		758,000	788,320
5.6% 5/31/15		284,000	296,780
M/I Homes, Inc.:
8.625% 11/15/18		781,000	788,810
8.625% 11/15/18 (e)		400,000	404,000
Meritage Homes Corp. 7% 4/1/22 (e)		470,000	484,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc. 8.4% 5/15/17		$ 129,000	$ 141,255
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,592,865
10.75% 9/15/16		301,000	355,180
			7,467,313
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18		127,000	112,713
TOTAL CONSUMER DISCRETIONARY			8,231,156
FINANCIALS - 1.8%
Diversified Financial Services - 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	534,035
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,186,430
			3,720,465
Real Estate Investment Trusts - 0.9%
Camden Property Trust 5% 6/15/15		265,000	285,654
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	234,071
Developers Diversified Realty Corp.:
5.375% 10/15/12		379,000	379,455
7.5% 7/15/18		563,000	648,703
9.625% 3/15/16		526,000	639,120
Duke Realty LP 6.25% 5/15/13		142,000	146,764
Equity One, Inc.:
5.375% 10/15/15		95,000	100,650
6% 9/15/16		189,000	208,195
6.25% 12/15/14		189,000	202,441
6.25% 1/15/17		189,000	204,006
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	305,662
6.3% 9/15/16		900,000	1,013,882
7.072% 6/8/15		95,000	105,897
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		189,000	195,711
6.5% 1/17/17		119,000	130,133
HMB Capital Trust V 4.0679% 12/15/36 (c)(e)(f)		4,300,000	0
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
5.625% 3/15/17		$ 292,000	$ 311,065
6.7% 1/15/18		189,000	206,978
6.75% 2/15/13		237,000	238,507
7.875% 8/15/14		95,000	102,757
HRPT Properties Trust 6.5% 1/15/13		189,000	189,205
iStar Financial, Inc.:
5.875% 3/15/16		1,954,000	1,763,485
5.95% 10/15/13		662,000	635,520
6.05% 4/15/15		78,000	70,980
6.5% 12/15/13		100,000	95,250
8.625% 6/1/13		100,000	100,125
9% 6/1/17 (e)		560,000	546,000
National Retail Properties, Inc. 6.875% 10/15/17		379,000	429,177
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	206,483
Potlatch Corp. 7.5% 11/1/19		189,000	200,340
ProLogis LP 7.625% 7/1/17		297,000	349,350
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	216,670
Senior Housing Properties Trust 6.75% 4/15/20		134,000	145,263
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	101,918
5.25% 1/15/16		189,000	203,520
			10,912,937
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	297,791
6% 4/1/16		189,000	201,851
7.5% 5/15/15		95,000	105,503
CB Richard Ellis Services, Inc. 11.625% 6/15/17		189,000	213,570
Colonial Properties Trust:
6.15% 4/15/13		237,000	243,034
6.25% 6/15/14		302,000	319,804
Colonial Realty LP 6.05% 9/1/16		284,000	306,509
First Industrial LP 5.75% 1/15/16		189,000	194,940
Forest City Enterprises, Inc.:
6.5% 2/1/17		1,022,000	983,675
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc.: - continued
7.625% 6/1/15		$ 205,000	$ 203,975
Highwoods/Forsyth LP 5.85% 3/15/17		607,000	651,340
Host Hotels & Resorts LP 9% 5/15/17		142,000	156,910
Post Apartment Homes LP 6.3% 6/1/13		189,000	195,318
Regency Centers LP 5.875% 6/15/17		114,000	127,780
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		475,000	517,750
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		189,000	197,505
Ventas Realty LP 4% 4/30/19		141,000	144,670
			5,061,925
Thrifts & Mortgage Finance - 0.2%
Wrightwood Capital LLC 1.9% 4/20/20		5,336,609	2,721,671
TOTAL FINANCIALS			22,416,998
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	201,825
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		508,000	546,100
TOTAL HEALTH CARE			747,925
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	419,990
TOTAL NONCONVERTIBLE BONDS			31,816,069
TOTAL CORPORATE BONDS (Cost $38,759,927)			33,371,749
U.S. Treasury Inflation Protected Obligations - 29.3%

U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42		7,076,143	7,463,006
1.75% 1/15/28		10,735,710	13,469,001
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
2% 1/15/26		$ 11,252,834	$ 14,390,549
2.125% 2/15/40		5,629,664	8,010,903
2.125% 2/15/41		7,939,006	11,365,298
2.375% 1/15/25		12,570,032	16,585,039
2.375% 1/15/27		13,445,587	18,062,451
2.5% 1/15/29		7,595,146	10,549,019
3.625% 4/15/28		6,218,820	9,601,139
3.875% 4/15/29		8,889,370	14,367,978
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		5,375,038	5,602,750
0.125% 4/15/17		8,660,381	9,154,160
0.125% 1/15/22		16,212,697	17,194,081
0.5% 4/15/15		9,880,311	10,266,937
0.625% 4/15/13		897,971	900,274
0.625% 7/15/21		11,402,910	12,730,145
1.125% 1/15/21		14,487,168	16,710,028
1.25% 4/15/14		6,301,803	6,513,185
1.25% 7/15/20		14,232,981	16,572,927
1.375% 7/15/18		6,441,821	7,366,302
1.375% 1/15/20		6,423,768	7,486,193
1.625% 1/15/15		12,082,336	12,855,221
1.625% 1/15/18		7,063,429	8,084,214
1.875% 7/15/13		10,801,342	11,069,129
1.875% 7/15/15		14,266,692	15,538,798
1.875% 7/15/19		5,985,401	7,170,321
2% 1/15/14		11,212,126	11,652,600
2% 7/15/14		10,684,345	11,331,898
2% 1/15/16		2,764,525	3,062,138
2.125% 1/15/19		8,122,349	9,736,033
2.375% 1/15/17		8,219,536	9,501,937
2.5% 7/15/16		22,933,034	26,299,353
2.625% 7/15/17		10,404,405	12,383,541
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $336,539,072)			373,046,548
Asset-Backed Securities - 1.2%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		312,000	312,281
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6053% 3/23/19 (e)(f)		327,808	304,862
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		$ 581,539	$ 585,901
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7192% 1/20/37 (e)(f)		254,272	216,131
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		1,189,634	1,034,982
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.7192% 4/7/52 (e)(f)		848,954	585,778
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	234,966
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	264,661
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		406,000	389,963
Class B2, 1.8106% 12/28/35 (e)(f)		399,000	363,090
Class D, 9% 12/28/35 (e)		500,000	90,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.9606% 6/28/38 (e)(f)		510,000	484,500
Class D, 9% 6/28/38 (e)		1,117,182	782,028
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		381,000	354,707
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.8319% 11/28/39 (e)(f)		874,859	26,246
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8953% 9/25/46 (e)(f)		750,000	261,600
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (e)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		852,902	345,311
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9025% 12/28/33 (f)		1,900,000	1,779,734
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1419% 8/28/38 (e)(f)		836,000	735,680
Class C1B, 7.696% 8/28/38 (e)		1,211,876	969,501
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		64,871	24,917
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.1159% 2/5/36 (e)(f)		298,551	30
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.9676% 9/25/26 (e)(f)		$ 568,000	$ 238,560
Series 2006-1A:
Class A1A, 0.7276% 9/25/26 (e)(f)		484,356	448,029
Class A1B, 0.7976% 9/25/26 (e)(f)		609,000	505,470
Class A2A, 0.6876% 9/25/26 (e)(f)		724,085	677,020
Class C 0.9976% 9/25/26 (e)(f)		250,000	197,500
Class F, 1.6176% 9/25/26 (e)(f)		426,000	298,200
Class G, 1.8176% 9/25/26 (e)(f)		289,000	196,520
Class H, 2.1176% 9/25/26 (e)(f)		814,000	537,240
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.7869% 11/21/40 (e)(f)		2,457,135	2,039,422
Class F, 2.4169% 11/21/40 (e)(f)		1,500,000	270,000
TOTAL ASSET-BACKED SECURITIES (Cost $19,255,110)			15,554,830
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4218% 6/15/22 (e)(f)		304,378	289,267
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		414,656	0
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7036% 1/25/19 (e)(f)		37,702	21,953
Class B4, 4.7036% 1/25/19 (e)(f)		75,403	30,855
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4352% 4/25/20 (e)(f)		95,000	98,964
Series 2010-K6 Class B, 5.3579% 12/25/46 (e)(f)		189,000	197,721
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		189,000	190,054
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		371,251	371,771
RESIX Finance Ltd. floater Series 2005-C Class B7, 3.3408% 9/10/37 (e)(f)		9,485	0
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,548,028)			1,200,585
Commercial Mortgage Securities - 2.2%
		Principal Amount (d)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (i)		$ 1,974,525	$ 1,913,284
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		16,635	16,625
Series 2005-1 Class CJ, 5.1982% 11/10/42 (f)		275,000	289,764
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.992% 11/15/15 (e)(f)		2,545,045	2,411,473
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2418% 3/15/22 (e)(f)		498,000	276,415
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4523% 3/11/39 (f)		568,000	528,083
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		379,000	328,070
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	1,213,343
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	252,947
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	137,859
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	129,639
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	55,502
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	183,295
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	778,139
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3718% 12/15/20 (e)(f)		379,000	344,198
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		277,456	278,843
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (e)		850,000	771,104
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (e)		189,000	204,003
Series 2003-C3 Class D, 4.131% 5/15/38		379,000	380,947
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8953% 3/25/17 (e)(f)		273,000	232,050
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4453% 3/25/17 (e)(f)		417,000	346,110
Class G, 7.2453% 3/25/17 (e)(f)		354,000	283,200
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5568% 11/10/46 (e)(f)		580,000	504,711
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		454,000	381,771
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2105% 6/10/31 (e)(f)		474,000	487,748
FHMLC Multi-class participation certificates guaranteed Series K013 Class X3, 2.7898% 1/25/43 (f)(h)		1,124,000	189,025
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac:
Series K011 Class X3, 2.5749% 12/25/43 (f)(h)		$ 1,156,048	$ 177,555
Series K012 Class X3, 2.2877% 1/25/41 (f)(h)		665,148	91,199
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		1,181,018	1,145,588
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.1192% 12/10/35 (e)(f)		242,000	241,971
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (f)		50,775	51,377
Class G, 6.75% 4/15/29 (f)		256,000	272,270
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		214,276	220,341
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		1,040	1,037
Class J, 6.974% 8/15/36		516,000	509,907
Series 2000-C1 Class K, 7% 3/15/33		40,459	30,473
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (e)		189,000	191,342
Series 2002-C1 Class H, 5.903% 1/11/35 (e)		216,000	216,239
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (e)(f)		530,000	531,694
Series 2012-GCJ7:
Class C, 5.721% 5/10/45 (f)		500,000	484,400
Class D, 5.721% 5/10/45 (e)		500,000	400,050
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (e)		500,000	493,500
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (e)(f)		521,000	570,497
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (e)		1,000,000	1,047,639
Series 2010-CNTR Class D, 6.1838% 8/5/32 (e)(f)		284,000	295,890
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		60,823	61,106
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (e)		189,047	196,754
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8896% 6/15/38 (f)		589,000	482,933
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6108% 6/25/43 (e)(f)		365,500	333,403
Series 2011-1 Class B, 5.6108% 6/25/43 (e)(f)		443,000	446,940
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Mezz Capital Commercial Mortgage Trust:
sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (e)		$ 625,700	$ 472,404
Series 2005-C3:
Class D, 7.7% 5/15/44 (e)		600,000	60
Class F, 10.813% 5/15/44 (e)		400,000	40
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		326,750	327,567
Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	925,453
Series 1997-RR Class F, 7.3501% 4/30/39 (e)(f)		65,664	57,784
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		381,339	177,704
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	768,010
Series 2011-C2:
Class D, 5.318% 6/15/44 (e)(f)		358,000	319,139
Class E, 5.318% 6/15/44 (e)(f)		454,000	374,196
Class F, 5.318% 6/15/44 (e)(f)		343,000	269,423
Class XB, 0.4648% 6/15/44 (e)(f)(h)		12,067,221	370,464
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (f)(h)		500,620	485,601
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		205,687	242,814
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (e)		225,000	223,270
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		474,000	487,841
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8168% 7/15/24 (e)(f)		341,000	231,137
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	374,165
Series 2004-C12 Class D, 5.3155% 7/15/41 (f)		426,000	426,945
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	659,074
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $28,931,332)			28,605,344
Common Stocks - 12.4%
	Shares
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands Corp.	1,425	61,973
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.5%
NVR, Inc. (a)	100	$ 85,000
Standard Pacific Corp. (a)	139,900	865,981
Stanley Martin Communities LLC Class B (a)	6,300	5,408,361
		6,359,342
TOTAL CONSUMER DISCRETIONARY		6,421,315
FINANCIALS - 11.6%
Capital Markets - 0.0%
HFF, Inc. (a)	14,600	203,524
Real Estate Investment Trusts - 11.5%
Acadia Realty Trust (SBI)	229,690	5,324,214
American Campus Communities, Inc.	6,700	301,366
American Residential Properties, Inc. (a)(e)	28,000	567,000
American Tower Corp.	10,200	713,082
Annaly Capital Management, Inc.	14,100	236,598
Anworth Mortgage Asset Corp.	63,600	448,380
Apartment Investment & Management Co. Class A	44,000	1,189,320
Associated Estates Realty Corp.	14,500	216,775
AvalonBay Communities, Inc.	16,378	2,317,159
Boston Properties, Inc.	59,766	6,476,841
Brandywine Realty Trust (SBI)	14,900	183,866
Camden Property Trust (SBI)	70,235	4,752,802
CapLease, Inc.	127,800	530,370
CBL & Associates Properties, Inc.	231,106	4,515,811
Cedar Shopping Centers, Inc.	79,600	401,980
Chesapeake Lodging Trust	110,566	1,903,947
CommonWealth REIT	10,200	195,024
Cousins Properties, Inc.	5,500	42,625
Cys Investments, Inc.	53,780	740,551
DCT Industrial Trust, Inc.	221,927	1,398,140
DDR Corp.	107,388	1,572,160
DiamondRock Hospitality Co.	24,882	253,796
Digital Realty Trust, Inc.	77,553	5,821,904
Douglas Emmett, Inc.	159,730	3,689,763
Dynex Capital, Inc.	49,800	516,924
EastGroup Properties, Inc.	2,800	149,240
Education Realty Trust, Inc.	277,682	3,076,717
Equity Lifestyle Properties, Inc.	39,200	2,703,624
Equity One, Inc.	170,958	3,624,310
Equity Residential (SBI)	68,139	4,249,148
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Essex Property Trust, Inc.	30,258	$ 4,657,311
Excel Trust, Inc.	63,928	764,579
First Potomac Realty Trust	41,800	491,986
Glimcher Realty Trust	132,598	1,355,152
Hatteras Financial Corp.	10,700	306,020
HCP, Inc.	81,753	3,609,395
Health Care REIT, Inc.	16,993	990,692
Highwoods Properties, Inc. (SBI)	90,573	3,047,781
Host Hotels & Resorts, Inc.	121,903	1,928,505
Kite Realty Group Trust	102,933	513,636
LaSalle Hotel Properties (SBI)	59,300	1,728,002
Lexington Corporate Properties Trust	158,700	1,344,189
LTC Properties, Inc.	22,400	812,672
MFA Financial, Inc.	293,066	2,312,291
Mid-America Apartment Communities, Inc.	1,900	129,656
Monmouth Real Estate Investment Corp. Class A	15,500	181,660
National Retail Properties, Inc.	6,900	195,201
Newcastle Investment Corp.	118,100	791,270
Post Properties, Inc.	50,617	2,477,702
Prologis, Inc.	254,693	8,463,448
Public Storage	58,758	8,485,243
Senior Housing Properties Trust (SBI)	14,500	323,640
Simon Property Group, Inc.	107,700	16,764,582
SL Green Realty Corp.	69,119	5,546,109
Stag Industrial, Inc.	85,250	1,242,945
Summit Hotel Properties, Inc.	32,500	272,025
Sun Communities, Inc.	17,600	778,624
Sunstone Hotel Investors, Inc. (a)	131,182	1,441,690
Terreno Realty Corp.	10,200	154,122
The Macerich Co.	13,348	788,199
Two Harbors Investment Corp.	28,400	294,224
Ventas, Inc.	201,957	12,747,526
Vornado Realty Trust	28,572	2,399,477
Western Asset Mortgage Capital Corp.	12,000	233,880
Weyerhaeuser Co.	26,452	591,467
		146,278,338
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	76,913	1,122,930
TOTAL FINANCIALS		147,604,792
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc. (a)	90,202	$ 1,600,183
Capital Senior Living Corp. (a)	51,400	544,840
Emeritus Corp. (a)	122,175	2,056,205
Sunrise Senior Living, Inc. (a)	60,851	443,604
		4,644,832
TOTAL COMMON STOCKS (Cost $160,217,803)		158,670,939
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	22,800	500,460
Excel Trust, Inc. 7.00% (e)	43,800	1,023,825
Health Care REIT, Inc. Series I, 6.50%	3,800	205,200
Lexington Corporate Properties Trust Series C, 6.50%	13,700	604,033
		2,333,518
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	300	2,100
Red Lion Hotels Capital Trust 9.50%	26,265	682,890
		684,990
Real Estate Investment Trusts - 1.3%
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	815
Series B, 9.25% (a)	233,544	234
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	922,240
Series C, 7.625%	2,324	58,309
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,073,775
Apartment Investment & Management Co. Series U, 7.75%	7,627	190,751
BioMed Realty Trust, Inc. Series A, 7.375%	3,800	96,368
CapLease, Inc. Series B, 8.375%	40,000	1,018,000
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	1,900	48,412
7.375%	10,347	264,366
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cedar Shopping Centers, Inc. 8.875%	9,060	$ 230,577
CenterPoint Properties Trust Series D, 5.377%	5,280	3,181,200
Cousins Properties, Inc.:
Series A, 7.75%	15,100	382,785
Series B, 7.50%	8,259	208,292
Duke Realty LP Series L, 6.60%	1,034	26,119
Equity Lifestyle Properties, Inc. 8.034%	22,300	583,368
Equity Residential (depositary shares) Series N, 6.48%	4,000	103,760
Essex Property Trust, Inc. Series H, 7.125%	1,900	49,666
Excel Trust, Inc. Series B, 8.125%	24,000	609,120
First Potomac Realty Trust 7.75%	15,870	401,352
Glimcher Realty Trust Series G, 8.125%	7,200	181,728
HomeBanc Mortgage Corp. Series A (a)	213,315	2
Hospitality Properties Trust Series C, 7.00%	14,198	365,599
Hudson Pacific Properties, Inc. 8.375%	10,200	271,932
Kite Realty Group Trust 8.25%	900	22,950
LaSalle Hotel Properties Series G, 7.25%	16,540	416,312
LBA Realty Fund II Series B, 7.625% (a)	27,795	514,208
Lexington Realty Trust 7.55%	3,785	95,041
MFA Financial, Inc.:
8.00%	11,262	287,969
Series A, 8.50%	71,600	1,847,280
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	296,240
Series B, 8.00%	7,600	199,044
Prologis, Inc.:
Series O, 7.00%	100	2,529
Series Q, 8.54%	3,700	220,960
PS Business Parks, Inc. Series P, 6.70%	12,300	310,821
Public Storage Series N, 7.00%	7,600	189,924
Saul Centers, Inc.:
8.00%	8,600	222,224
Series B (depositary shares) 9.00%	5,600	149,912
Stag Industrial, Inc. Series A, 9.00%	40,000	1,034,800
Sunstone Hotel Investors, Inc. Series A, 8.00%	8,600	214,140
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
UMH Properties, Inc. Series A, 8.25%	9,500	$ 246,050
Weingarten Realty Investors (SBI) Series F, 6.50%	14,746	376,023
		16,915,197
TOTAL FINANCIALS		17,600,187
TOTAL PREFERRED STOCKS (Cost $33,647,654)		19,933,705
Floating Rate Loans - 1.0%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,535,000
Household Durables - 0.1%
TOUSA, Inc. Tranche 1LN, term loan 7/31/12 (c)	3,000,000	1,500,000
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (f)	1,138,500	1,007,573
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.47% 10/27/13 (f)	91,033	90,692
TOTAL CONSUMER DISCRETIONARY		6,133,265
FINANCIALS - 0.5%
Real Estate Management & Development - 0.5%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7408% 9/4/19 (f)	186,090	184,229
CityCenter term loan 8.75% 7/1/13 (f)	5,000,000	4,952,500
Realogy Corp.:
Credit-Linked Deposit 3.2413% 10/10/13 (f)	54,177	50,656
Credit-Linked Deposit 4.4913% 10/10/16 (f)	36,997	34,962
term loan 4.4908% 10/10/16 (f)	472,817	446,812
Tranche 2LN, term loan 13.5% 10/15/17	281,000	286,620
		5,955,779
Floating Rate Loans - continued
	Principal Amount (d)	Value
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.9667% 1/25/17 (f)	$ 91,500	$ 89,212
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (f)	742,996	700,274
TOTAL FLOATING RATE LOANS (Cost $14,462,013)		12,878,530
Commodity Funds - 23.2%
	Shares
Fidelity Commodity Strategy Central Fund (g) (Cost $366,450,909)	28,805,285	295,542,222
Fixed-Income Funds - 25.5%

Fidelity Floating Rate Central Fund (g) (Cost $324,385,800)	3,203,955	325,169,393
Preferred Securities - 0.0%
	Principal Amount (d)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)(e)	$ 500,000	15,000
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	2,250,000	0
		15,000
TOTAL PREFERRED SECURITIES (Cost $2,745,571)		15,000
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b) (Cost $7,695,011)	7,695,011	$ 7,695,011
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,334,638,230)		1,271,683,856
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,313,299
NET ASSETS - 100%		$ 1,274,997,155
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,599,356 or 2.9% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,913,284 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 1,912,059
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,200
Fidelity Commodity Strategy Central Fund	113,830
Fidelity Floating Rate Central Fund	16,240,716
Fidelity Securities Lending Cash Central Fund	7,527
Total	$ 16,379,273
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,320,668,046	$ 21,195,327	$ 1,073,884,292	$ 295,542,222	37.0%
Fidelity Floating Rate Central Fund	1,476,044,498	4,754,780	1,197,058,107	325,169,393	22.2%
Total	$ 2,796,712,544	$ 25,950,107	$ 2,270,942,399	$ 620,711,615
* Includes the value of shares delivered through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,421,315	$ 1,012,954	$ -	$ 5,408,361
Financials	167,538,497	161,971,944	1,817,302	3,749,251
Health Care	4,644,832	4,644,832	-	-
Corporate Bonds	33,371,749	-	27,463,648	5,908,101
U.S. Government and Government Agency Obligations	373,046,548	-	373,046,548	-
Asset-Backed Securities	15,554,830	-	4,807,398	10,747,432
Collateralized Mortgage Obligations	1,200,585	-	1,147,777	52,808
Commercial Mortgage Securities	28,605,344	-	21,122,193	7,483,151
Floating Rate Loans	12,878,530	-	4,391,030	8,487,500
Fixed-Income Funds	325,169,393	325,169,393	-	-
Preferred Securities	15,000	-	-	15,000
Money Market Funds	7,695,011	7,695,011	-	-
Equity Funds	295,542,222	295,542,222	-	-
Total Investments in Securities:	$ 1,271,683,856	$ 796,036,356	$ 433,795,896	$ 41,851,604
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 31,071,949
Total Realized Gain (Loss)	(502,338)
Total Unrealized Gain (Loss)	2,146,020
Cost of Purchases	71,838
Proceeds of Sales	(25,186,887)
Amortization/Accretion	(2,610)
Transfers in to Level 3	3,149,460
Transfers out of Level 3	-
Ending Balance	$ 10,747,432
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2012	$ 2,207,708
Commercial Mortgage Securities
Beginning Balance	$ 19,990,336
Total Realized Gain (Loss)	(1,403,297)
Total Unrealized Gain (Loss)	1,319,293
Cost of Purchases	490,915
Proceeds of Sales	(12,443,595)
Amortization/Accretion	281
Transfers in to Level 3	-
Transfers out of Level 3	(470,782)
Ending Balance	$ 7,483,151
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2012	$ 1,319,293
Other Investments in Securities
Beginning Balance	$ 21,501,775
Total Realized Gain (Loss)	(1,691,696)
Total Unrealized Gain (Loss)	3,045,629
Cost of Purchases	562,682
Proceeds of Sales	(39,243)
Amortization/Accretion	145,715
Transfers in to Level 3	96,159
Transfers out of Level 3	-
Ending Balance	$ 23,621,021
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2012	$ 1,357,047

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received or delivered through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $1,350,541,289. Net unrealized depreciation aggregated $78,857,433, of which $60,947,732 related to appreciated investment securities and $139,805,165 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Real Return Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

1.833431.106

ARRS-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 2.6%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 125,000	$ 109,375
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc. 5% 5/15/15		400,000	394,500
CapLease, Inc. 7.5% 10/1/27 (e)		1,042,000	1,044,605
			1,439,105
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (c)(e)		360,000	7,200
TOTAL FINANCIALS			1,446,305
TOTAL CONVERTIBLE BONDS			1,555,680
Nonconvertible Bonds - 2.5%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/26 (e)		606,654	651,130
Household Durables - 0.6%
D.R. Horton, Inc. 6.5% 4/15/16		189,000	204,593
KB Home:
5.875% 1/15/15		284,000	278,320
6.25% 6/15/15		966,000	956,340
7.25% 6/15/18		470,000	460,600
8% 3/15/20		140,000	141,400
9.1% 9/15/17		550,000	574,750
Lennar Corp.:
5.5% 9/1/14		758,000	788,320
5.6% 5/31/15		284,000	296,780
M/I Homes, Inc.:
8.625% 11/15/18		781,000	788,810
8.625% 11/15/18 (e)		400,000	404,000
Meritage Homes Corp. 7% 4/1/22 (e)		470,000	484,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc. 8.4% 5/15/17		$ 129,000	$ 141,255
Standard Pacific Corp.:
8.375% 5/15/18		1,458,000	1,592,865
10.75% 9/15/16		301,000	355,180
			7,467,313
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18		127,000	112,713
TOTAL CONSUMER DISCRETIONARY			8,231,156
FINANCIALS - 1.8%
Diversified Financial Services - 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		508,000	534,035
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,186,430
			3,720,465
Real Estate Investment Trusts - 0.9%
Camden Property Trust 5% 6/15/15		265,000	285,654
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	234,071
Developers Diversified Realty Corp.:
5.375% 10/15/12		379,000	379,455
7.5% 7/15/18		563,000	648,703
9.625% 3/15/16		526,000	639,120
Duke Realty LP 6.25% 5/15/13		142,000	146,764
Equity One, Inc.:
5.375% 10/15/15		95,000	100,650
6% 9/15/16		189,000	208,195
6.25% 12/15/14		189,000	202,441
6.25% 1/15/17		189,000	204,006
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	305,662
6.3% 9/15/16		900,000	1,013,882
7.072% 6/8/15		95,000	105,897
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		189,000	195,711
6.5% 1/17/17		119,000	130,133
HMB Capital Trust V 4.0679% 12/15/36 (c)(e)(f)		4,300,000	0
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
5.625% 3/15/17		$ 292,000	$ 311,065
6.7% 1/15/18		189,000	206,978
6.75% 2/15/13		237,000	238,507
7.875% 8/15/14		95,000	102,757
HRPT Properties Trust 6.5% 1/15/13		189,000	189,205
iStar Financial, Inc.:
5.875% 3/15/16		1,954,000	1,763,485
5.95% 10/15/13		662,000	635,520
6.05% 4/15/15		78,000	70,980
6.5% 12/15/13		100,000	95,250
8.625% 6/1/13		100,000	100,125
9% 6/1/17 (e)		560,000	546,000
National Retail Properties, Inc. 6.875% 10/15/17		379,000	429,177
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	206,483
Potlatch Corp. 7.5% 11/1/19		189,000	200,340
ProLogis LP 7.625% 7/1/17		297,000	349,350
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	216,670
Senior Housing Properties Trust 6.75% 4/15/20		134,000	145,263
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	101,918
5.25% 1/15/16		189,000	203,520
			10,912,937
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
5.4% 11/1/14		284,000	297,791
6% 4/1/16		189,000	201,851
7.5% 5/15/15		95,000	105,503
CB Richard Ellis Services, Inc. 11.625% 6/15/17		189,000	213,570
Colonial Properties Trust:
6.15% 4/15/13		237,000	243,034
6.25% 6/15/14		302,000	319,804
Colonial Realty LP 6.05% 9/1/16		284,000	306,509
First Industrial LP 5.75% 1/15/16		189,000	194,940
Forest City Enterprises, Inc.:
6.5% 2/1/17		1,022,000	983,675
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc.: - continued
7.625% 6/1/15		$ 205,000	$ 203,975
Highwoods/Forsyth LP 5.85% 3/15/17		607,000	651,340
Host Hotels & Resorts LP 9% 5/15/17		142,000	156,910
Post Apartment Homes LP 6.3% 6/1/13		189,000	195,318
Regency Centers LP 5.875% 6/15/17		114,000	127,780
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		475,000	517,750
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		189,000	197,505
Ventas Realty LP 4% 4/30/19		141,000	144,670
			5,061,925
Thrifts & Mortgage Finance - 0.2%
Wrightwood Capital LLC 1.9% 4/20/20		5,336,609	2,721,671
TOTAL FINANCIALS			22,416,998
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	201,825
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		508,000	546,100
TOTAL HEALTH CARE			747,925
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	419,990
TOTAL NONCONVERTIBLE BONDS			31,816,069
TOTAL CORPORATE BONDS (Cost $38,759,927)			33,371,749
U.S. Treasury Inflation Protected Obligations - 29.3%

U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42		7,076,143	7,463,006
1.75% 1/15/28		10,735,710	13,469,001
U.S. Treasury Inflation Protected Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
2% 1/15/26		$ 11,252,834	$ 14,390,549
2.125% 2/15/40		5,629,664	8,010,903
2.125% 2/15/41		7,939,006	11,365,298
2.375% 1/15/25		12,570,032	16,585,039
2.375% 1/15/27		13,445,587	18,062,451
2.5% 1/15/29		7,595,146	10,549,019
3.625% 4/15/28		6,218,820	9,601,139
3.875% 4/15/29		8,889,370	14,367,978
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		5,375,038	5,602,750
0.125% 4/15/17		8,660,381	9,154,160
0.125% 1/15/22		16,212,697	17,194,081
0.5% 4/15/15		9,880,311	10,266,937
0.625% 4/15/13		897,971	900,274
0.625% 7/15/21		11,402,910	12,730,145
1.125% 1/15/21		14,487,168	16,710,028
1.25% 4/15/14		6,301,803	6,513,185
1.25% 7/15/20		14,232,981	16,572,927
1.375% 7/15/18		6,441,821	7,366,302
1.375% 1/15/20		6,423,768	7,486,193
1.625% 1/15/15		12,082,336	12,855,221
1.625% 1/15/18		7,063,429	8,084,214
1.875% 7/15/13		10,801,342	11,069,129
1.875% 7/15/15		14,266,692	15,538,798
1.875% 7/15/19		5,985,401	7,170,321
2% 1/15/14		11,212,126	11,652,600
2% 7/15/14		10,684,345	11,331,898
2% 1/15/16		2,764,525	3,062,138
2.125% 1/15/19		8,122,349	9,736,033
2.375% 1/15/17		8,219,536	9,501,937
2.5% 7/15/16		22,933,034	26,299,353
2.625% 7/15/17		10,404,405	12,383,541
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $336,539,072)			373,046,548
Asset-Backed Securities - 1.2%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		312,000	312,281
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6053% 3/23/19 (e)(f)		327,808	304,862
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		$ 581,539	$ 585,901
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7192% 1/20/37 (e)(f)		254,272	216,131
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		1,189,634	1,034,982
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.7192% 4/7/52 (e)(f)		848,954	585,778
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	234,966
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	264,661
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		406,000	389,963
Class B2, 1.8106% 12/28/35 (e)(f)		399,000	363,090
Class D, 9% 12/28/35 (e)		500,000	90,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.9606% 6/28/38 (e)(f)		510,000	484,500
Class D, 9% 6/28/38 (e)		1,117,182	782,028
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		381,000	354,707
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.8319% 11/28/39 (e)(f)		874,859	26,246
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8953% 9/25/46 (e)(f)		750,000	261,600
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (e)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		852,902	345,311
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9025% 12/28/33 (f)		1,900,000	1,779,734
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1419% 8/28/38 (e)(f)		836,000	735,680
Class C1B, 7.696% 8/28/38 (e)		1,211,876	969,501
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		64,871	24,917
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.1159% 2/5/36 (e)(f)		298,551	30
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.9676% 9/25/26 (e)(f)		$ 568,000	$ 238,560
Series 2006-1A:
Class A1A, 0.7276% 9/25/26 (e)(f)		484,356	448,029
Class A1B, 0.7976% 9/25/26 (e)(f)		609,000	505,470
Class A2A, 0.6876% 9/25/26 (e)(f)		724,085	677,020
Class C 0.9976% 9/25/26 (e)(f)		250,000	197,500
Class F, 1.6176% 9/25/26 (e)(f)		426,000	298,200
Class G, 1.8176% 9/25/26 (e)(f)		289,000	196,520
Class H, 2.1176% 9/25/26 (e)(f)		814,000	537,240
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.7869% 11/21/40 (e)(f)		2,457,135	2,039,422
Class F, 2.4169% 11/21/40 (e)(f)		1,500,000	270,000
TOTAL ASSET-BACKED SECURITIES (Cost $19,255,110)			15,554,830
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4218% 6/15/22 (e)(f)		304,378	289,267
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		414,656	0
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7036% 1/25/19 (e)(f)		37,702	21,953
Class B4, 4.7036% 1/25/19 (e)(f)		75,403	30,855
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4352% 4/25/20 (e)(f)		95,000	98,964
Series 2010-K6 Class B, 5.3579% 12/25/46 (e)(f)		189,000	197,721
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		189,000	190,054
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		371,251	371,771
RESIX Finance Ltd. floater Series 2005-C Class B7, 3.3408% 9/10/37 (e)(f)		9,485	0
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,548,028)			1,200,585
Commercial Mortgage Securities - 2.2%
		Principal Amount (d)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (i)		$ 1,974,525	$ 1,913,284
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		16,635	16,625
Series 2005-1 Class CJ, 5.1982% 11/10/42 (f)		275,000	289,764
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.992% 11/15/15 (e)(f)		2,545,045	2,411,473
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2418% 3/15/22 (e)(f)		498,000	276,415
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4523% 3/11/39 (f)		568,000	528,083
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		379,000	328,070
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	1,213,343
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	252,947
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	137,859
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	129,639
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	55,502
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	183,295
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	778,139
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3718% 12/15/20 (e)(f)		379,000	344,198
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		277,456	278,843
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (e)		850,000	771,104
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (e)		189,000	204,003
Series 2003-C3 Class D, 4.131% 5/15/38		379,000	380,947
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8953% 3/25/17 (e)(f)		273,000	232,050
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4453% 3/25/17 (e)(f)		417,000	346,110
Class G, 7.2453% 3/25/17 (e)(f)		354,000	283,200
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5568% 11/10/46 (e)(f)		580,000	504,711
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		454,000	381,771
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2105% 6/10/31 (e)(f)		474,000	487,748
FHMLC Multi-class participation certificates guaranteed Series K013 Class X3, 2.7898% 1/25/43 (f)(h)		1,124,000	189,025
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac:
Series K011 Class X3, 2.5749% 12/25/43 (f)(h)		$ 1,156,048	$ 177,555
Series K012 Class X3, 2.2877% 1/25/41 (f)(h)		665,148	91,199
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		1,181,018	1,145,588
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.1192% 12/10/35 (e)(f)		242,000	241,971
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (f)		50,775	51,377
Class G, 6.75% 4/15/29 (f)		256,000	272,270
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		214,276	220,341
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		1,040	1,037
Class J, 6.974% 8/15/36		516,000	509,907
Series 2000-C1 Class K, 7% 3/15/33		40,459	30,473
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (e)		189,000	191,342
Series 2002-C1 Class H, 5.903% 1/11/35 (e)		216,000	216,239
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (e)(f)		530,000	531,694
Series 2012-GCJ7:
Class C, 5.721% 5/10/45 (f)		500,000	484,400
Class D, 5.721% 5/10/45 (e)		500,000	400,050
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (e)		500,000	493,500
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (e)(f)		521,000	570,497
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (e)		1,000,000	1,047,639
Series 2010-CNTR Class D, 6.1838% 8/5/32 (e)(f)		284,000	295,890
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		60,823	61,106
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (e)		189,047	196,754
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8896% 6/15/38 (f)		589,000	482,933
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6108% 6/25/43 (e)(f)		365,500	333,403
Series 2011-1 Class B, 5.6108% 6/25/43 (e)(f)		443,000	446,940
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Mezz Capital Commercial Mortgage Trust:
sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (e)		$ 625,700	$ 472,404
Series 2005-C3:
Class D, 7.7% 5/15/44 (e)		600,000	60
Class F, 10.813% 5/15/44 (e)		400,000	40
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		326,750	327,567
Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	925,453
Series 1997-RR Class F, 7.3501% 4/30/39 (e)(f)		65,664	57,784
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		381,339	177,704
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	768,010
Series 2011-C2:
Class D, 5.318% 6/15/44 (e)(f)		358,000	319,139
Class E, 5.318% 6/15/44 (e)(f)		454,000	374,196
Class F, 5.318% 6/15/44 (e)(f)		343,000	269,423
Class XB, 0.4648% 6/15/44 (e)(f)(h)		12,067,221	370,464
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (f)(h)		500,620	485,601
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		205,687	242,814
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (e)		225,000	223,270
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		474,000	487,841
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8168% 7/15/24 (e)(f)		341,000	231,137
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		379,000	374,165
Series 2004-C12 Class D, 5.3155% 7/15/41 (f)		426,000	426,945
Series 2004-C14 Class B, 5.17% 8/15/41		632,000	659,074
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $28,931,332)			28,605,344
Common Stocks - 12.4%
	Shares
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands Corp.	1,425	61,973
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.5%
NVR, Inc. (a)	100	$ 85,000
Standard Pacific Corp. (a)	139,900	865,981
Stanley Martin Communities LLC Class B (a)	6,300	5,408,361
		6,359,342
TOTAL CONSUMER DISCRETIONARY		6,421,315
FINANCIALS - 11.6%
Capital Markets - 0.0%
HFF, Inc. (a)	14,600	203,524
Real Estate Investment Trusts - 11.5%
Acadia Realty Trust (SBI)	229,690	5,324,214
American Campus Communities, Inc.	6,700	301,366
American Residential Properties, Inc. (a)(e)	28,000	567,000
American Tower Corp.	10,200	713,082
Annaly Capital Management, Inc.	14,100	236,598
Anworth Mortgage Asset Corp.	63,600	448,380
Apartment Investment & Management Co. Class A	44,000	1,189,320
Associated Estates Realty Corp.	14,500	216,775
AvalonBay Communities, Inc.	16,378	2,317,159
Boston Properties, Inc.	59,766	6,476,841
Brandywine Realty Trust (SBI)	14,900	183,866
Camden Property Trust (SBI)	70,235	4,752,802
CapLease, Inc.	127,800	530,370
CBL & Associates Properties, Inc.	231,106	4,515,811
Cedar Shopping Centers, Inc.	79,600	401,980
Chesapeake Lodging Trust	110,566	1,903,947
CommonWealth REIT	10,200	195,024
Cousins Properties, Inc.	5,500	42,625
Cys Investments, Inc.	53,780	740,551
DCT Industrial Trust, Inc.	221,927	1,398,140
DDR Corp.	107,388	1,572,160
DiamondRock Hospitality Co.	24,882	253,796
Digital Realty Trust, Inc.	77,553	5,821,904
Douglas Emmett, Inc.	159,730	3,689,763
Dynex Capital, Inc.	49,800	516,924
EastGroup Properties, Inc.	2,800	149,240
Education Realty Trust, Inc.	277,682	3,076,717
Equity Lifestyle Properties, Inc.	39,200	2,703,624
Equity One, Inc.	170,958	3,624,310
Equity Residential (SBI)	68,139	4,249,148
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Essex Property Trust, Inc.	30,258	$ 4,657,311
Excel Trust, Inc.	63,928	764,579
First Potomac Realty Trust	41,800	491,986
Glimcher Realty Trust	132,598	1,355,152
Hatteras Financial Corp.	10,700	306,020
HCP, Inc.	81,753	3,609,395
Health Care REIT, Inc.	16,993	990,692
Highwoods Properties, Inc. (SBI)	90,573	3,047,781
Host Hotels & Resorts, Inc.	121,903	1,928,505
Kite Realty Group Trust	102,933	513,636
LaSalle Hotel Properties (SBI)	59,300	1,728,002
Lexington Corporate Properties Trust	158,700	1,344,189
LTC Properties, Inc.	22,400	812,672
MFA Financial, Inc.	293,066	2,312,291
Mid-America Apartment Communities, Inc.	1,900	129,656
Monmouth Real Estate Investment Corp. Class A	15,500	181,660
National Retail Properties, Inc.	6,900	195,201
Newcastle Investment Corp.	118,100	791,270
Post Properties, Inc.	50,617	2,477,702
Prologis, Inc.	254,693	8,463,448
Public Storage	58,758	8,485,243
Senior Housing Properties Trust (SBI)	14,500	323,640
Simon Property Group, Inc.	107,700	16,764,582
SL Green Realty Corp.	69,119	5,546,109
Stag Industrial, Inc.	85,250	1,242,945
Summit Hotel Properties, Inc.	32,500	272,025
Sun Communities, Inc.	17,600	778,624
Sunstone Hotel Investors, Inc. (a)	131,182	1,441,690
Terreno Realty Corp.	10,200	154,122
The Macerich Co.	13,348	788,199
Two Harbors Investment Corp.	28,400	294,224
Ventas, Inc.	201,957	12,747,526
Vornado Realty Trust	28,572	2,399,477
Western Asset Mortgage Capital Corp.	12,000	233,880
Weyerhaeuser Co.	26,452	591,467
		146,278,338
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	76,913	1,122,930
TOTAL FINANCIALS		147,604,792
Common Stocks - continued
	Shares	Value
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc. (a)	90,202	$ 1,600,183
Capital Senior Living Corp. (a)	51,400	544,840
Emeritus Corp. (a)	122,175	2,056,205
Sunrise Senior Living, Inc. (a)	60,851	443,604
		4,644,832
TOTAL COMMON STOCKS (Cost $160,217,803)		158,670,939
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	22,800	500,460
Excel Trust, Inc. 7.00% (e)	43,800	1,023,825
Health Care REIT, Inc. Series I, 6.50%	3,800	205,200
Lexington Corporate Properties Trust Series C, 6.50%	13,700	604,033
		2,333,518
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	300	2,100
Red Lion Hotels Capital Trust 9.50%	26,265	682,890
		684,990
Real Estate Investment Trusts - 1.3%
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	815
Series B, 9.25% (a)	233,544	234
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	922,240
Series C, 7.625%	2,324	58,309
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,073,775
Apartment Investment & Management Co. Series U, 7.75%	7,627	190,751
BioMed Realty Trust, Inc. Series A, 7.375%	3,800	96,368
CapLease, Inc. Series B, 8.375%	40,000	1,018,000
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	1,900	48,412
7.375%	10,347	264,366
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cedar Shopping Centers, Inc. 8.875%	9,060	$ 230,577
CenterPoint Properties Trust Series D, 5.377%	5,280	3,181,200
Cousins Properties, Inc.:
Series A, 7.75%	15,100	382,785
Series B, 7.50%	8,259	208,292
Duke Realty LP Series L, 6.60%	1,034	26,119
Equity Lifestyle Properties, Inc. 8.034%	22,300	583,368
Equity Residential (depositary shares) Series N, 6.48%	4,000	103,760
Essex Property Trust, Inc. Series H, 7.125%	1,900	49,666
Excel Trust, Inc. Series B, 8.125%	24,000	609,120
First Potomac Realty Trust 7.75%	15,870	401,352
Glimcher Realty Trust Series G, 8.125%	7,200	181,728
HomeBanc Mortgage Corp. Series A (a)	213,315	2
Hospitality Properties Trust Series C, 7.00%	14,198	365,599
Hudson Pacific Properties, Inc. 8.375%	10,200	271,932
Kite Realty Group Trust 8.25%	900	22,950
LaSalle Hotel Properties Series G, 7.25%	16,540	416,312
LBA Realty Fund II Series B, 7.625% (a)	27,795	514,208
Lexington Realty Trust 7.55%	3,785	95,041
MFA Financial, Inc.:
8.00%	11,262	287,969
Series A, 8.50%	71,600	1,847,280
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	296,240
Series B, 8.00%	7,600	199,044
Prologis, Inc.:
Series O, 7.00%	100	2,529
Series Q, 8.54%	3,700	220,960
PS Business Parks, Inc. Series P, 6.70%	12,300	310,821
Public Storage Series N, 7.00%	7,600	189,924
Saul Centers, Inc.:
8.00%	8,600	222,224
Series B (depositary shares) 9.00%	5,600	149,912
Stag Industrial, Inc. Series A, 9.00%	40,000	1,034,800
Sunstone Hotel Investors, Inc. Series A, 8.00%	8,600	214,140
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
UMH Properties, Inc. Series A, 8.25%	9,500	$ 246,050
Weingarten Realty Investors (SBI) Series F, 6.50%	14,746	376,023
		16,915,197
TOTAL FINANCIALS		17,600,187
TOTAL PREFERRED STOCKS (Cost $33,647,654)		19,933,705
Floating Rate Loans - 1.0%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	3,535,000
Household Durables - 0.1%
TOUSA, Inc. Tranche 1LN, term loan 7/31/12 (c)	3,000,000	1,500,000
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (f)	1,138,500	1,007,573
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.47% 10/27/13 (f)	91,033	90,692
TOTAL CONSUMER DISCRETIONARY		6,133,265
FINANCIALS - 0.5%
Real Estate Management & Development - 0.5%
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7408% 9/4/19 (f)	186,090	184,229
CityCenter term loan 8.75% 7/1/13 (f)	5,000,000	4,952,500
Realogy Corp.:
Credit-Linked Deposit 3.2413% 10/10/13 (f)	54,177	50,656
Credit-Linked Deposit 4.4913% 10/10/16 (f)	36,997	34,962
term loan 4.4908% 10/10/16 (f)	472,817	446,812
Tranche 2LN, term loan 13.5% 10/15/17	281,000	286,620
		5,955,779
Floating Rate Loans - continued
	Principal Amount (d)	Value
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. term loan 3.9667% 1/25/17 (f)	$ 91,500	$ 89,212
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (f)	742,996	700,274
TOTAL FLOATING RATE LOANS (Cost $14,462,013)		12,878,530
Commodity Funds - 23.2%
	Shares
Fidelity Commodity Strategy Central Fund (g) (Cost $366,450,909)	28,805,285	295,542,222
Fixed-Income Funds - 25.5%

Fidelity Floating Rate Central Fund (g) (Cost $324,385,800)	3,203,955	325,169,393
Preferred Securities - 0.0%
	Principal Amount (d)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)(e)	$ 500,000	15,000
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	2,250,000	0
		15,000
TOTAL PREFERRED SECURITIES (Cost $2,745,571)		15,000
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b) (Cost $7,695,011)	7,695,011	$ 7,695,011
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,334,638,230)		1,271,683,856
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,313,299
NET ASSETS - 100%		$ 1,274,997,155
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,599,356 or 2.9% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,913,284 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 1,912,059
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,200
Fidelity Commodity Strategy Central Fund	113,830
Fidelity Floating Rate Central Fund	16,240,716
Fidelity Securities Lending Cash Central Fund	7,527
Total	$ 16,379,273
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,320,668,046	$ 21,195,327	$ 1,073,884,292	$ 295,542,222	37.0%
Fidelity Floating Rate Central Fund	1,476,044,498	4,754,780	1,197,058,107	325,169,393	22.2%
Total	$ 2,796,712,544	$ 25,950,107	$ 2,270,942,399	$ 620,711,615
* Includes the value of shares delivered through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,421,315	$ 1,012,954	$ -	$ 5,408,361
Financials	167,538,497	161,971,944	1,817,302	3,749,251
Health Care	4,644,832	4,644,832	-	-
Corporate Bonds	33,371,749	-	27,463,648	5,908,101
U.S. Government and Government Agency Obligations	373,046,548	-	373,046,548	-
Asset-Backed Securities	15,554,830	-	4,807,398	10,747,432
Collateralized Mortgage Obligations	1,200,585	-	1,147,777	52,808
Commercial Mortgage Securities	28,605,344	-	21,122,193	7,483,151
Floating Rate Loans	12,878,530	-	4,391,030	8,487,500
Fixed-Income Funds	325,169,393	325,169,393	-	-
Preferred Securities	15,000	-	-	15,000
Money Market Funds	7,695,011	7,695,011	-	-
Equity Funds	295,542,222	295,542,222	-	-
Total Investments in Securities:	$ 1,271,683,856	$ 796,036,356	$ 433,795,896	$ 41,851,604
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 31,071,949
Total Realized Gain (Loss)	(502,338)
Total Unrealized Gain (Loss)	2,146,020
Cost of Purchases	71,838
Proceeds of Sales	(25,186,887)
Amortization/Accretion	(2,610)
Transfers in to Level 3	3,149,460
Transfers out of Level 3	-
Ending Balance	$ 10,747,432
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2012	$ 2,207,708
Commercial Mortgage Securities
Beginning Balance	$ 19,990,336
Total Realized Gain (Loss)	(1,403,297)
Total Unrealized Gain (Loss)	1,319,293
Cost of Purchases	490,915
Proceeds of Sales	(12,443,595)
Amortization/Accretion	281
Transfers in to Level 3	-
Transfers out of Level 3	(470,782)
Ending Balance	$ 7,483,151
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2012	$ 1,319,293
Other Investments in Securities
Beginning Balance	$ 21,501,775
Total Realized Gain (Loss)	(1,691,696)
Total Unrealized Gain (Loss)	3,045,629
Cost of Purchases	562,682
Proceeds of Sales	(39,243)
Amortization/Accretion	145,715
Transfers in to Level 3	96,159
Transfers out of Level 3	-
Ending Balance	$ 23,621,021
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2012	$ 1,357,047

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received or delivered through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $1,350,541,289. Net unrealized depreciation aggregated $78,857,433, of which $60,947,732 related to appreciated investment securities and $139,805,165 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2012